Semiannual Report


                  EQUITY
                  MARKET
                  INDEX FUNDS


                -----------------
                  JUNE 30, 1998
                -----------------





[LOGO OF T. ROWE PRICE APPEARS HERE]

Report Highlights
--------------------------------------------------------------------------------
Equity Market Index Funds

 .    The equity market posted excellent returns again for the six months ended
     June 30, despite some weakness in the second quarter.

 .    The Equity Index 500 Fund soared on the strength of investor demand for blue chip companies with stable earnings.

 .    The Total Equity Market Index Fund's return since its January 30, 1998, inception was strong, reflecting its large-cap focus.

 .    In its first five months, the Extended Equity Market Index Fund produced a double-digit return but trailed funds with large-cap stock exposure.

 .    Volatility may increase, but we believe no single factor poses an imminent threat to the U.S. economy or stock market.

Fellow Shareholders

Despite fears regarding weakness in corporate profits, the direction of interest rates, and the effect of the Asian crisis, the equity market once again showed impressive results for the six months ended June 30, 1998. Large-capitalization stocks continued to lead the way, with the unmanaged Standard & Poor's 500 Stock Index posting a 17.71% total return. The small- and mid-cap Wilshire 4500 and the Wilshire 5000, a proxy for the entire equity market, performed well but trailed the S&P 500.

     Market Review

           Most of the market's gains thus far in 1998 were achieved in a torrid first quarter. While the year began without much conviction and with a fair amount of volatility, investor nervousness was put aside in February and March, when the market turned in stunning back-to-back returns. The S&P 500, for example, was up an astounding 7.21% in February and 5.12% in March. Even small-caps, which have been out of favor in recent years, did well. Market volatility - the day-to-day fluctuations in the value of shares - briefly returned to the historically low levels that have characterized much of the 1990s bull market.

     ---------------------------------
      Wilshire 5000 Returns By Sector
     ------------------------------------------------------------------------

      Period Ended 6/30/98                                           6 Months
      -----------------------------------------------------------------------
      Consumer Services                                                25.37%
      -----------------------------------------------------------------------
      Technology                                                       21.84
      -----------------------------------------------------------------------
      Health Care                                                      21.50
      -----------------------------------------------------------------------
      Consumer Cyclicals                                               18.38
      -----------------------------------------------------------------------
      Financial                                                        15.17
      -----------------------------------------------------------------------
      Capital Equipment                                                12.03
      -----------------------------------------------------------------------
      Utilities                                                        10.01
      -----------------------------------------------------------------------
      Consumer Nondurables                                              9.48
      -----------------------------------------------------------------------
      Process Industries                                                9.22
      -----------------------------------------------------------------------
      Business Services and Transportation                              7.72
      -----------------------------------------------------------------------
      Energy                                                            1.68
      -----------------------------------------------------------------------
      Miscellaneous                                                     0.67
      -----------------------------------------------------------------------
      Basic Materials                                                  -1.94
      -----------------------------------------------------------------------


           These conditions, however, did not last. Volatility returned in April, as the market reacted daily to conflicting news from the economic front. A nearly ideal economy, in which strong growth has accompanied subdued inflation, left many investors worried about when or if the climate might sour. As a result, the market responded quickly to any news, good or bad, regarding interest rates, corporate profits, and other economic indicators. In one particular week, equities faltered because of hints that the Federal Reserve might tighten monetary policy. But investors reversed course later in the week upon learning that labor costs had stayed under control while the economy expanded. Markets continued to be whipsawed in similar fashion for the remainder of the period.

---------------------------
 Portfolio Characteristics
---------------------------

                                                                       Extended
                                      Equity      Total Equity           Equity
As of 6/30/98                      Index 500      Market Index     Market Index
-------------------------------------------------------------------------------
Market Cap
(Investment-
Weighted
Median)                         49.9 billion      21.3 billion      2.3 billion
 ................................................................................
Earnings Growth
Rated Estimated
Next 5 Years *                         13.4%             13.6%            16.7%
 ................................................................................
P/E Ratio (Based
on Next 12
Months' Estimated
Earnings)                              22.4X             21.0X            18.0X
 ................................................................................

*Forecasts are based on T. Rowe Price research and are in no way an indication of future investment returns.


     As the market gyrated during the second quarter, large-cap stocks held up much better than small-caps. With investor expectations about the economy balancing on a knife's edge and the Asian crisis pinching the earnings of many companies, investors viewed large-caps - particularly those that might maintain decent earnings in an economic slowdown - as safe havens. Also, a liquidity premium appeared in large-cap stocks, as investors increasingly valued the ability to buy and sell their stock selections easily. As shown in the accompanying Portfolio Characteristics table, the price/earnings (P/E) ratio for the large-cap Equity Index 500 Fund is 22.4, while the Extended Equity Market Index Fund, which is representative of mid- and small-cap stocks, carries only an 18.0 P/E. This difference is all the more unusual since the expected growth rate of small companies is typically higher than that of large companies.

     Certain sectors performed very well this half. With consumer confidence approaching record levels, retailers and other consumer-service companies posted very good returns. Large retailers, such as Wal-Mart and Home Depot, benefited strongly from the trend. Health care stocks also shone: pharmaceuticals like Pfizer, Warner-Lambert, and

     Schering-Plough are examples of the type of large company with dependable earnings that investors favored. Overall, technology stocks did well, even though semiconductor firms suffered harsh setbacks as a result of the problems in Southeast Asia.

     The year has been punctuated by many high-profile merger announcements, and companies continued to view their high-priced stock as the perfect currency for these transactions. Consolidation became particularly common in the financial and telecommunications industries. In April, Citicorp and Travelers Group announced their desire to merge, followed by several merger announcements between other big financial companies. NationsBank and BankAmerica jumped on the bandwagon as did BANCONE and First Chicago NBD. In the telecommunications industry, SBC Communications and Ameritech announced their plan to merge as did AT&T and Tele-Communications.


Equity Index 500 FUND

     For the six months ended June 30, 1998, large-cap stocks were the place to be yet again. The Equity Index 500 Fund's 6- and 12-month gains of 17.49% and 29.71% closely tracked the stellar returns of the S&P 500. These results were slightly behind those of the S&P 500 mainly because of the fund's operating and management expenses.

------------------------
 Performance Comparison
--------------------------------------------------------------------------------

 PERIODS ENDED 6/30/98                           6 MONTHS         12 MONTHS
 -------------------------------------------------------------------------------
 Equity Index 500 Fund                             17.49%            29.71%
 ...............................................................................
 S&P 500                                           17.71             30.16
 ...............................................................................


     The S&P 500's performance was driven by large growth stocks. Many well-known companies, such as Microsoft, Dell Computer, Lucent Technologies, Cisco Systems, and Warner-Lambert, turned in returns of over 50%. These companies have long been reliable performers in their industries, and investors were willing to pay high P/E multiples for their consistent earnings growth.

     Merger and acquisition activity and corporate restructurings triggered a large number of changes - 20 in all - to the S&P 500 index in the first half of 1998. As has been the case in recent years, the majority of addi-tions were from the financial sector, which has become one of the largest and most important sectors in the U.S. economy.

     Nine financial firms were added in the first half of 1998, representing a wide range of services. Two investment banks, Lehman Brothers and Bear Stearns, were added along with three regional banks, Summit Bancorp, Northern Trust, and Mercantile Bancorporation. Two diversified finance companies that provide both consumer and commercial services, Associates First Capital and Capital One Financial, were added, as was the leading provider of post-secondary financial services, SLM Holding, better known as student-loan leader Sallie Mae. Rounding out the group of financial company additions was investment manager Franklin Resources.

     Other additions to the index were from a variety of sectors. Ascend Communications, a provider of wide-area networking systems, was added, as were discount retailer Consolidated Stores and wireless communications provider Nextel Communications. Several additions were simply new incarnations of S&P 500 companies. The new Marriott, for example, entered the 500 after Marriott spun off its food service business.

     Most deletions from the index occurred as a result of merger and acquisition activity and other corporate transactions. One notable exception was Echo Bay Mines, a firm that has been damaged by a weak environment for gold prices. Its exit is one indication of how poorly precious metals stocks have performed in recent years.


Total Equity Market Index Fund

     The Total Equity Market Index Fund made the most of a strong domestic equity market in its first five months of existence. Its 15.21% gains for the period between its inception on January 30, 1998, and June 30, 1998, represented a slight outperformance of its benchmark, the Wilshire 5000. Fund expenses should ordinarily keep returns just behind those of the index; these results reflect minor tracking error, which is expected while the fund is small. The total market and, therefore, the fund did not perform as well as the S&P 500 since roughly 25% of its value is in small- and mid-cap stocks, which lagged.

------------------------
 PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                                                                      5 Months
 Period Ended 6/30/98                                          Since Inception
 -------------------------------------------------------------------------------
 Total Equity Market
 Index Fund                                                             15.21%
 ...............................................................................

 Wilshire 5000                                                          14.84
 ...............................................................................

     The Wilshire 5000 Index is made up of all U.S.-headquartered companies whose equity securities trade regularly. The index currently contains well over 7,000 securities, and we do not seek to own them all. Rather, we attempt to compile a sample that represents the index's makeup. On the fund's first day of operations, its portfolio consisted of roughly 530 securities. By June 30, it had roughly 800 securities, and we plan to increase the number as the fund grows to help minimize its tracking error.

     The portfolio includes large-, mid-, and small-cap companies with broadly differing investment characteristics. We expect to invest nearly always in the index's largest 100 companies and sample among the many other constituents of the Wilshire 5000. Because the top 100 holdings compose 50% of total fund assets, they have a commanding influence on performance.

     As noted in the Equity Index 500 discussion, large companies performed best during the period, as investors sought blue chip reliability and liquidity. The performance of small-cap stocks will be discussed further in the next section.

Extended Equity Market Index FUND

     While small- and mid-cap stocks have fallen behind large-cap stocks since the inception of this fund on January 30, 1998, the Extended Equity Market Index Fund performed well relative to its benchmark and to actively managed small- and mid-cap funds. The fund's return of 12.40% versus the Wilshire 4500's return of 10.99% reflects tracking error that is not unusual while the fund is small.

     This fund invests in a sample of stocks representative of the Wilshire 4500 Index, which comprises all the stocks in the Wilshire 5000 less the S&P 500 stocks. As such, the fund represents a good complement to the Equity Index 500 Fund. This fund's initial portfolio on January 30 consisted of roughly 550 securities; by June 30, it had about 940. While the fund will never hold all of the more than 6,500 in the

------------------------
 Performance Comparison
--------------------------------------------------------------------------------

                                                                      5 MONTHS
 PERIOD ENDED 6/30/98                                          SINCE INCEPTION
 -------------------------------------------------------------------------------
 Extended Equity Market
 Index Fund                                                             12.40%
 ...............................................................................
 Wilshire 4500                                                          10.99
 ...............................................................................

     benchmark, as it grows, we will increase the number of securities which will decrease the tracking error.

     The largest holding in the fund, Berkshire Hathaway, was up 55%. Berk-shire, run by famed investor Warren Buffett, is in fact a very large-cap stock that, because of several factors, is not included in the S&P 500. It is, however, a significant component of the Wilshire 4500 and, therefore, a candidate for this fund. Performance since inception was also boosted by red-hot Internet stocks. Companies such as America Online and Yahoo! had returns of over 100%, reflecting the potential growth investors see in this sector (coupled with a healthy dose of hype).

------------------------
 Sector Diversification
--------------------------------------------------------------------------------

 Percent of                                                            Extended
 Equity Assets                         Equity     Total Equity           Equity
 As of 6/30/98                      Index 500     Market Index     Market Index
 -------------------------------------------------------------------------------
 Basic Materials                         0.7%             0.7%             1.1%
 ...............................................................................
 Business
 Services and
 Transportation                          2.5              4.4              9.1
 ...............................................................................
 Capital Equipment                       6.4              5.7              4.0
 ...............................................................................
 Consumer Cyclicals                      2.5              4.0              9.5
 ...............................................................................
 Consumer
 Nondurables                            11.8             10.3              6.7
 ...............................................................................
 Consumer Services                      10.0             10.7             12.1
 ...............................................................................
 Energy                                  7.9              6.3              4.9
 ...............................................................................
 Financial                              17.7             18.9             19.1
 ...............................................................................
 Health Care                            11.8             10.8              7.2
 ...............................................................................
 Process Industries                      3.2              3.0              3.1
 ...............................................................................
 Technology                             16.3             16.6             16.8
 ...............................................................................
 Utilities                               9.2              8.5              6.0
 ...............................................................................
 Miscellaneous                             -              0.1              0.4
 -------------------------------------------------------------------------------

 TOTAL                                   100%             100%             100%


Outlook

     No single factor poses an imminent threat to the U.S. economy or stock market, in our view. However, as long as earnings growth continues to slow, the problems in Southeast Asia remain unresolved, or the Fed contemplates an interest rate hike, the markets may come under pressure. A pattern has emerged over the last two years wherein the market stages a strong three- to four-month rally before these pressures trigger a cooling-off period of one or more months. With earnings growth slowing down, it is hard to imagine valuations getting pushed much higher. As long as investors expect or fear a market correction, large-cap stocks may continue to trade at a premium to their small- and mid-cap counterparts.

Whatever the future scenario, all three index funds offer low-cost ways to gain exposure to different parts of the U.S. equity market. We will do our best to deliver to you performance that accurately tracks the three respective benchmarks.


Respectfully submitted,

/s/ Richard T. Whitney

Richard T. Whitney
President and Chairman of the Investment Advisory Committee

/s/ Kristen F. Culp

Kristen F. Culp
Executive Vice President

JULY 22, 1998

T. Rowe Price Equity Market Index Funds
--------------------------------------------------------------------------------


  ---------------------------
  The Evolving S&P 500 Index
  ------------------------------------------------------------------------------
  Changes to the S&P 500 Index in the first half of 1998

  Additions                              Deletions
  ------------------------------------------------------------------------------
  Ascend Communications                  Barnett Banks
 ......................................   .......................................
  Associates First Capital               Beneficial
 ......................................   .......................................
  Bear Stearns                           Caliber Systems
 ......................................   .......................................
  Capital One Financial                  Charming Shoppes
 ......................................   .......................................
  Consolidated Stores                    Cognizant
 ......................................   .......................................
  Dun & Bradstreet (New)                 CoreStates Financial
 ......................................   .......................................
  FDX                                    Digital Equipment
 ......................................   .......................................
  Franklin Resources                     Dun & Bradstreet (Old)
 ......................................   .......................................
  Gateway 2000                           Echo Bay Mines
 ......................................   .......................................
  IMS Health                             Federal Express
 ......................................   .......................................
  Lehman Brothers                        Green Tree Financial
 ......................................   .......................................
  Marriott (New)                         Inland Steel Industries
 ......................................   .......................................
  Mercantile Bancorporation              ITT Industries
 ......................................   .......................................
  Nextel Communications                  John H. Harland
 ......................................   .......................................
  Northern Trust                         Marriott (Old)
 ......................................   .......................................
  Sealed Air                             Pacific Enterprises
 ......................................   .......................................
  Sempra Energy                          Safety-Kleen
 ......................................   .......................................
  SLM Holding                            USF&G
 ......................................   .......................................
  Summit Bancorp                         W.R. Grace (Old)
 ......................................   .......................................
  W.R. Grace (New)                       Whitman
 ......................................   .......................................

  T. Rowe Price Equity Market Index Funds
  ------------------------------------------------------------------------------

  ---------------------
  Portfolio Highlights
  ------------------------------------------------------------------------------


  TWENTY-FIVE LARGEST HOLDINGS
                                                                    Percent of
                                                                    Net Assets
  Equity Index 500 Fund                                                6/30/98
  ------------------------------------------------------------------------------
  GE                                                                      3.3%
  ..............................................................................
  Microsoft                                                               3.0
  ..............................................................................
  Coca-Cola                                                               2.3
  ..............................................................................
  Exxon                                                                   1.9
  ..............................................................................
  Merck                                                                   1.8
  ------------------------------------------------------------------------------

  Pfizer                                                                  1.6
  ..............................................................................
  Wal-Mart                                                                1.5
  ..............................................................................
  Intel                                                                   1.4
  ..............................................................................
  Procter & Gamble                                                        1.3
  ..............................................................................
  Royal Dutch Petroleum                                                   1.3
  ------------------------------------------------------------------------------

  Bristol-Myers Squibb                                                    1.3
  ..............................................................................
  IBM                                                                     1.2
  ..............................................................................
  Lucent Technologies                                                     1.2
  ..............................................................................
  American International Group                                            1.1
  ..............................................................................
  Johnson & Johnson                                                       1.1
  ------------------------------------------------------------------------------

  Philip Morris                                                           1.1
  ..............................................................................
  Cisco Systems                                                           1.0
  ..............................................................................
  AT&T                                                                    1.0
  ..............................................................................
  DuPont                                                                  0.9
  ..............................................................................
  SBC Communications                                                      0.8
  ------------------------------------------------------------------------------

  NationsBank                                                             0.8
  ..............................................................................
  Eli Lilly                                                               0.8
  ..............................................................................
  Disney                                                                  0.8
  ..............................................................................
  Ford Motor                                                              0.8
  ..............................................................................
  Bell Atlantic                                                           0.8
  ------------------------------------------------------------------------------

  Total                                                                  34.1%

  T. Rowe Price Equity Market Index Funds
  ------------------------------------------------------------------------------

  --------------------
  Portfolio Highlights
  ------------------------------------------------------------------------------


  TWENTY-FIVE LARGEST HOLDINGS
                                                                  Percent of
                                                                  Net Assets
  Total Equity Market Index Fund                                     6/30/98
  ------------------------------------------------------------------------------
  GE                                                                    2.3%
  ..............................................................................
  Microsoft                                                             2.1
  ..............................................................................
  Coca-Cola                                                             1.6
  ..............................................................................
  Exxon                                                                 1.4
  ..............................................................................
  Merck                                                                 1.3
  ------------------------------------------------------------------------------

  Pfizer                                                                1.1
  ..............................................................................
  Wal-Mart                                                              1.0
  ..............................................................................
  Intel                                                                 1.0
  ..............................................................................
  Procter & Gamble                                                      0.9
  ..............................................................................
  Bristol-Myers Squibb                                                  0.9
  ------------------------------------------------------------------------------

  Lucent Technologies                                                   0.8
  ..............................................................................
  IBM                                                                   0.8
  ..............................................................................
  Johnson & Johnson                                                     0.8
  ..............................................................................
  Berkshire Hathaway                                                    0.8
  ..............................................................................
  American International Group                                          0.8
  ------------------------------------------------------------------------------

  Philip Morris                                                         0.8
  ..............................................................................
  Cisco Systems                                                         0.7
  ..............................................................................
  AT&T                                                                  0.7
  ..............................................................................
  DuPont                                                                0.6
  ..............................................................................
  Disney                                                                0.6
  ------------------------------------------------------------------------------

  Bell Atlantic                                                         0.6
  ..............................................................................
  NationsBank                                                           0.6
  ..............................................................................
  Eli Lilly                                                             0.6
  ..............................................................................
  Chase Manhattan                                                       0.6
  ..............................................................................
  Schering-Plough                                                       0.5
  ------------------------------------------------------------------------------
  Total                                                                23.9%

  T. Rowe Price Equity Market Index Funds
  ------------------------------------------------------------------------------

  --------------------
  PORTFOLIO HIGHLIGHTS
  ------------------------------------------------------------------------------


  TWENTY-FIVE LARGEST HOLDINGS
                                                                    Percent of
                                                                    Net Assets
  Extended Equity Market Index Fund                                    6/30/98
  ------------------------------------------------------------------------------

  Berkshire Hathaway                                                      3.1%
  ..............................................................................
  Carnival                                                                0.7
  ..............................................................................
  America Online                                                          0.7
  ..............................................................................
  Safeway                                                                 0.6
  ..............................................................................
  Electronic Data Systems                                                 0.6
  ------------------------------------------------------------------------------

  Equitable                                                               0.6
  ..............................................................................
  Coca-Cola Enterprises                                                   0.4
  ..............................................................................
  Level 3 Communications                                                  0.4
  ..............................................................................
  Washington Post                                                         0.4
  ..............................................................................
  M&T Bank                                                                0.4
  ------------------------------------------------------------------------------

  Republic Industries                                                     0.4
  ..............................................................................
  BMC Software                                                            0.3
  ..............................................................................
  PeopleSoft                                                              0.3
  ..............................................................................
  Compuware                                                               0.3
  ..............................................................................
  USA Waste Services                                                      0.3
  ------------------------------------------------------------------------------

  Cox Communications                                                      0.3
  ..............................................................................
  Starwood Hotels & Resorts                                               0.3
  ..............................................................................
  Tele-Communications                                                     0.3
  ..............................................................................
  CNA Financial                                                           0.3
  ..............................................................................
  ServiceMaster                                                           0.3
  ------------------------------------------------------------------------------

  Kohl's                                                                  0.3
  ..............................................................................
  Genentech                                                               0.3
  ..............................................................................
  Donaldson, Lufkin & Jenrette                                            0.3
  ..............................................................................
  McKesson                                                                0.3
  ..............................................................................
  Staples                                                                 0.3
  ------------------------------------------------------------------------------
  Total                                                                  12.5%

  T. Rowe Price Equity Market Index Funds
  ------------------------------------------------------------------------------

  ----------------------
  PERFORMANCE COMPARISON
  ------------------------------------------------------------------------------

      These charts show the value of a hypothetical $10,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

                           [LINE GRAPH APPEARS HERE]

EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

Date                    S&P 500 Stock Index          Equity Index 500 Fund

3/30/90                      10,000                         10,000
6/90                         10,629                         10,680
6/91                         11,415                         11,403
6/92                         12,946                         12,857
6/93                         14,711                         14,510
6/94                         14,917                         14,659
6/95                         18,807                         18,428
6/96                         23,696                         23,155
6/97                         26,565                         25,934
6/98                         41,547                         40,331


TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

Date                     Wilshire 5000 Index      Total Equity Market Index Fund

1/30/98                        10,000                         10,000
6/98                           11,484                         11,521

T. Rowe Price Equity Market Index Funds
--------------------------------------------------------------------------------

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

Date                 Wilshire 4500 Index       Extended Equity Market Index Fund

1/30/98                     10,000                           10,000
6/98                        11,099                           11,240

------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

  This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


                                                                         Since   Inception
  Periods Ended 6/30/98                1 Year   5 Years   10 Years   Inception        Date
  ------------------------------------------------------------------------------------------
  Equity Index 500 Fund                29.71%    22.69%       -         18.41%     3/30/90
  ..........................................................................................
  Total Equity Market Index Fund           -         -        -         15.21      1/30/98
  ..........................................................................................
  Extended Equity Market Index Fund        -         -        -         12.40      1/30/98
  ..........................................................................................

  Investment return represents past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

For yield, price, last transaction,                   Investor Centers:
current balance, or to conduct                        101 East Lombard St.
transactions, 24 hours, 7 days                        Baltimore, MD 21202
a week, call Tele*Access(R):
1-800-638-2587 toll free                              T. Rowe Price
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For assistance                                        10090 Red Run Blvd.
with your existing                                    Owings Mills, MD 21117
fund account, call:
Shareholder Service Center                            Farragut Square
1-800-225-5132 toll free                              900 17th Street, N.W.
410-625-6500 Baltimore area                           Washington, D.C. 20006

To open a Discount Brokerage                          ARCO Tower
account or obtain information,                        31st Floor
call: 1-800-638-5660 toll free                        515 South Flower St.
                                                      Los Angeles, CA 90071
Internet address:
www.troweprice.com                                    4200 West Cypress St.
                                                      10th Floor
T. Rowe Price Associates                              Tampa, FL 33607
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Equity Market Index Funds.


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